Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Utility plant:
Gas plant	$ 6,629,644	$ 6,193,760
Less: accumulated depreciation	(2,231,242)	(2,172,966)
Construction work in progress	125,248	111,177
Net utility plant (Note 2)	4,523,650	4,131,971
Other property and investments (Note 1)	428,180	342,343
Current assets:
Cash and cash equivalents	43,622	28,066
Accounts receivable, net of allowances (Note 4)	347,375	285,145
Accrued utility revenue (Note 3)	78,200	76,200
Income taxes receivable, net	7,960	4,455
Deferred purchased gas costs (Note 5)	14,581	2,608
Prepaids and other current assets (Notes 1, 5, and 14)	165,294	136,833
Total current assets	657,032	533,307
Noncurrent assets:
Goodwill (Note 1)	179,314	139,983
Deferred income taxes (Note 13)	1,480	1,288
Deferred charges and other assets (Notes 2, 5, and 14)	447,410	432,234
Total noncurrent assets	628,204	573,505
Total assets	6,237,066	5,581,126
Capitalization:
Common stock	49,720	49,112
Additional paid-in capital	955,332	903,123
Accumulated other comprehensive income (loss), net (Note 6)	(47,682)	(48,008)
Retained earnings	857,398	759,263
Total Southwest Gas Holdings, Inc. equity	1,814,768	1,663,490
Noncontrolling interest	(2,365)	(2,217)
Total equity	1,812,403	1,661,273
Redeemable noncontrolling interest (Note 17)		22,590
Long-term debt, less current maturities (Note 8)	1,798,576	1,549,983
Total capitalization	3,610,979	3,233,846
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt (Note 8)	25,346	50,101
Short-term debt (Note 9)	214,500
Accounts payable	228,315	184,669
Customer deposits	69,781	72,296
Income taxes payable, net	5,946	1,909
Accrued general taxes	43,879	42,921
Accrued interest	17,870	17,939
Deferred purchased gas costs (Note 5)	6,841	90,476
Other current liabilities (Notes 2, 5, and 14)	203,403	168,064
Total current liabilities	815,881	628,375
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net (Note 13)	476,960	840,653
Accumulated removal costs (Note 5)	315,000	308,000
Other deferred credits and other long-term liabilities (Notes 2, 5, 11, and 14)	1,018,246	570,252
Total deferred income taxes and other credits	1,810,206	1,718,905
Total capitalization and liabilities	6,237,066	5,581,126
Southwest Gas Corporation [Member]
Utility plant:
Gas plant	6,629,644	6,193,760
Less: accumulated depreciation	(2,231,242)	(2,172,966)
Construction work in progress	125,248	111,177
Net utility plant (Note 2)	4,523,650	4,131,971
Other property and investments (Note 1)	119,114	108,569
Current assets:
Cash and cash equivalents	37,946	19,024
Accounts receivable, net of allowances (Note 4)	119,748	111,845
Accrued utility revenue (Note 3)	78,200	76,200
Income taxes receivable, net		4,455
Deferred purchased gas costs (Note 5)	14,581	2,608
Prepaids and other current assets (Notes 1, 5, and 14)	153,771	126,363
Total current assets	404,246	340,495
Noncurrent assets:
Goodwill (Note 1)	10,095	10,095
Deferred charges and other assets (Notes 2, 5, and 14)	425,564	410,625
Discontinued operations - construction services - assets (Note 18)		579,371
Total noncurrent assets	435,659	1,000,091
Total assets	5,482,669	5,581,126
Capitalization:
Common stock	49,112	49,112
Additional paid-in capital	948,767	897,346
Accumulated other comprehensive income (loss), net (Note 6)	(47,073)	(45,639)
Retained earnings	659,193	767,061
Total Southwest Gas Holdings, Inc. equity	1,609,999	1,667,880
Discontinued operations - construction services non-owner equity		15,983
Long-term debt, less current maturities (Note 8)	1,521,031	1,375,080
Total capitalization	3,131,030	3,058,943
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt (Note 8)		25,000
Short-term debt (Note 9)	191,000
Accounts payable	158,474	138,229
Customer deposits	69,781	72,296
Income taxes payable, net	4,971
Accrued general taxes	43,879	42,921
Accrued interest	17,171	17,395
Deferred purchased gas costs (Note 5)	6,841	90,476
Payable to parent	194
Other current liabilities (Notes 2, 5, and 14)	108,785	95,999
Total current liabilities	601,096	482,316
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net (Note 13)	445,243	806,109
Accumulated removal costs (Note 5)	315,000	308,000
Other deferred credits and other long-term liabilities (Notes 2, 5, 11, and 14)	990,300	545,143
Discontinued operations - construction services - liabilities (Note 18)		380,615
Total deferred income taxes and other credits	1,750,543	2,039,867
Total capitalization and liabilities	$ 5,482,669	$ 5,581,126